SUBSEQUENT EVENT (Details) $ / shares in Units, $ in Millions				1 Months Ended		12 Months Ended
	Jun. 12, 2017 USD ($)	Jun. 01, 2017 $ / shares	May 30, 2014 $ / shares	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Mar. 31, 2015 CNY (¥)
Subsequent Event
Total amount of cash distributed in the dividend				$ 9.5	¥ 58,349,122	¥ 58,349,122
Common share
Subsequent Event
Cash dividend declared			$ 0.205
ADS
Subsequent Event
Cash dividend declared			$ 0.41
Subsequent Events
Subsequent Event
Total amount of cash distributed in the dividend | $	$ 10.0
Subsequent Events | Common share
Subsequent Event
Cash dividend declared		$ 0.205
Subsequent Events | ADS
Subsequent Event
Cash dividend declared		$ 0.41